(Loss) earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
(Loss) earnings per Share [Abstract]
Schedule of Earnings per Share

The following table sets forth the computation of basic and diluted net loss per share:

	For The Three Months Ended
	March 31,
	2014	2013

Net income (loss) available for common shareholders - basic	$98,976	$(371,108)
Interest expense on convertible notes	13,125	12,540
Net income (loss) available for common shareholders - diluted	$112,101	$(358,568)

Weighted average outstanding shares of common stock - basic	73,127,686	60,195,591
Dilutive shares:
Conversion of convertible notes payable	4,517,283	-

Weighted average outstanding shares of common stock - diluted	77,644,969	60,195,591

Earnings (loss) per share - basic	$0.0014	$(0.0062)

Earnings (loss) per share - diluted	$0.0014	$(0.0062)

The following table sets forth the computation of basic and diluted net loss per share:

	For The Years Ended
	December 31,
	2013	2012
Net income (loss) available for common shareholders - basic
	$(504,848)	$(434,769)
Interest expense on convertible notes	42,025	122,268
Net income (loss) available for common shareholders - diluted
	$(462,823)	$(312,501)
Weighted average outstanding shares of common stock - basic
	68,606,084	60,000,000
Effect of dilutive securities - convertible notes
	-	-
Weighted average outstanding shares of common stock -diluted
	68,606,084	60,000,000
Profit (loss) per share - basic	$(0.01)	$(0.01)
Profit (loss) per share - diluted	$(0.01)	$(0.01)